Summary Prospectus Supplement

December 7, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 30, 2020

Global Infrastructure Portfolio (Class IR) (the "Fund")

Effective December 31, 2020, Theodore R. Bigman will no longer serve as a portfolio manager of the Fund. Accordingly, at such time, all references to Mr. Bigman will be removed from the Fund's Summary Prospectus.

Please retain this supplement for future reference.

  IFIGIIRSUMPROSPT 12/20